CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 603,612	$ 263,910	$ 1,747,534
Accounts receivable		125,000	53,689
Prepaid expenses and other current assets	304,514	142,741	83,779
Total current assets	908,126	531,651	1,885,002
Property and equipment, net	624,527	747,888	965,565
Other assets:
Restricted cash	32,666	32,666	32,635
Other assets	10,100	6,100	6,000
Total assets	1,575,419	1,318,305	2,889,202
Current liabilities
Accounts payable ($109,740 and $75,166 due to related parties, respectively)	547,194	342,595	358,468
Accrued expenses and other current liabilities ($50,942 and $48,000 due to related parties, respectively)	435,011	206,035	137,735
Deferred rent	15,101	15,101	15,101
Deferred revenue		25,714	73,827
Current portion of long-term debt	700,654	716,000	716,000
Total current liabilities	1,697,960	1,305,445	1,301,131
Deferred rent, net of current portion	29,682	37,267	48,851
Convertible promissory note, net of discount	526,274
Long-term debt, net of current portion and discount		339,348	1,048,735
Preferred stock warrant liability	37,787	41,466	38,376
Total liabilities	2,291,703	1,723,526	2,437,093
Commitments and contingencies
Convertible preferred stock	9,793,562	8,195,702	5,654,727
Stockholders' deficiency
Common stock	448	448	247
Additional paid-in capital	1,397,848	909,866	443,783
Accumulated deficiency	(11,908,142)	(9,511,237)	(5,646,648)
Total stockholders? deficiency	(10,509,846)	(8,600,923)	(5,202,618)
Total liabilities and stockholders? deficiency	1,575,419	1,318,305	2,889,202
Series A convertible preferred stock [Member]
Current liabilities
Convertible preferred stock	3,046,537	3,046,537	3,046,537
Series A-1 convertible preferred stock [Member]
Current liabilities
Convertible preferred stock	2,608,190	2,608,190	2,608,190
Series A-2 convertible preferred stock [Member]
Current liabilities
Convertible preferred stock	2,540,975	2,540,975
Series B convertible preferred stock [Member]
Current liabilities
Convertible preferred stock	$ 1,597,860